UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St., Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 S. 147th St., Omaha, NE 68137

              (Name and address of agent for service)

Registrant’s telephone number, including area code:

631-470-2600

Date of fiscal year end:

7/31

Date of reporting period: 7/31/10

Item 1.  Reports to Stockholders.

Changing Parameters Fund

Annual Report

July 31, 2010

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Changing Parameters Fund

Shareholders Letter

July 30, 2010

The Changing Parameters Fund (the "Fund") began trading on October 2, 2006. The strategy of the Fund is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets.  When the models no longer indicate an uptrend, the Fund seeks to be defensive and move into money market instruments. As no investing system is perfect, at times we may not achieve our strategic goals on each trade.

Our Fund invests in equity securities, equity indexes, US long-term Treasury bond related instruments (“USTI”) and high yield bond related investments (“HY”). Our technical proprietary rule-based models indicate when to be invested in the equity markets, the HY market and/or the USTI market, and when to be invested in money market instruments or to take an inverse market position. Portfolio emphasis is now being placed more on investment classes that have lower volatility, such as high yield, multi-sector and GNMA bond funds, while deemphasizing asset classes that have high daily volatility. The goal during these hectic times is to limit the number of dramatic swings, while at the same time seeking slower but steadier long-term growth in the Fund’s share price.

The Fund's results for this 12-month period reflect a modest decrease in value. The Fund's opening price for the period was $9.60 a share, and as of the end of July, it was $9.33, after paying a dividend of $0.0255in December of last year. Transition to the portfolio emphasis described above was completed as of the end of June, with the Fund having positive returns and lower price volatility for the last month of the period.

We believe our trading strategy has substantially fulfilled our objective of avoiding significant losses. The effort to avoid losses has from time to time caused the Fund to miss opportunities in rising markets. Balancing market exposure and market risk continue to be our number one priority.

Robert Levenson         Sally Ann Talarico         Howard Smith

Portfolio Manager       Portfolio Manager          Portfolio Manager

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Mutual funds involve risk including possible loss of principal. Investors should consider the investment objectives, risks, charges and expenses of the Changing Parameters Fund carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before investing. A prospectus for this Fund can be obtained by calling 650-327-7705. The Changing Parameters Fund is distributed by Northern Lights Distributors, LLC, member FINRA.

NLD Review Code: 1308-NLD-9/13/2010

Changing Parameters Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through July 31, 2010*

Annualized Total Returns as of July 31, 2010
One Year	Three Years	Since Inception*
Changing Parameters Fund (2.56)%	(0.09)%	0.51%
NASDAQ 100 Index 16.26%	(1.19)%	3.16%
Russell 2000 Index 18.43%	(4.32)%	(1.44)%
Barclays Long Treasury Index 11.44%	9.71%	8.14%

* The Fund commenced operations on October 2, 2006.

The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Barclays Long Treasury Index (formerly Lehman Long Treasury Index) is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark.  Index and Fund performance are calculated assuming reinvestment of all dividends and distributions.

The Fund’s total annual operating expenses, including underlying funds, is 2.04%, per the December 1, 2009 prospectus. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-618-3456.

PORTFOLIO COMPOSITION as of JULY 31, 2010

% of Net Assets
Mutual Funds	72.00%
Common Stock	15.30%
Short-Term Investments	7.60%
Other Assets in Excess of Liabilities	5.10%
Total Net Assets	100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010

	Shares		Value
		COMMON STOCK - 15.3%
		AEROSPACE/DEFENSE - 0.6%
	8,728	L-3 Communications Holdings, Inc.	$ 637,493

		AUTO PARTS & EQUIPMENT - 1.5%
	112,641	Goodyear Tire & Rubber Co. *	1,201,879
	13,013	Tenneco, Inc. *	359,159
			1,561,038
		BANKS - 0.4%
	30,579	Bank of America Corp.	429,329

		BUILDING MATERIALS - 0.5%
	50,893	Masco Corp.	523,180

		COAL - 0.5%
	11,624	Peabody Energy Corp.	524,824

		ELECTRONICS - 1.0%
	74,424	Jabil Circuit, Inc.	1,079,892

		FOOD - 0.4%
	24,158	Tyson Foods, Inc. - Cl. A	423,006

		FOREST PRODUCTS & PAPER - 0.3%
	19,044	Weyerhaeuser Co.	308,901

		HEALTHCARE - PRODUCTS - 0.3%
	64,701	Boston Scientific Corp. *	362,326

		HOME BUILDERS - 0.3%
	37,064	Pulte Group, Inc. *	325,422

		INSURANCE - 1.1%
	2,884	Fairfax Financial Holdings Ltd.	1,150,139

		LODGING - 0.5%
	6,511	Wynn Resorts Ltd.	570,885

		MINING - 0.4%
	6,641	Freeport-McMoRan Copper & Gold, Inc.	475,097

		OIL & GAS - 1.6%
	53,962	Chesapeake Energy Corp.	1,134,821
	10,650	Forest Oil Corp. *	304,484
	6,244	Newfield Exploration Co. *	333,804
			1,773,109
		PACKAGING & CONTAINERS - 0.4%
	14,320	Crown Holdings, Inc. *	398,526

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010

	Shares		Value

		PIPELINES - 0.5%
	46,594	El Paso Corp.	$ 574,038

		REITS - 1.3%
	25,053	Host Hotels & Resorts, Inc.	359,260
	17,711	SL Green Realty Corp.	1,066,911
			1,426,171
		RETAIL - 2.6%
	60,193	GameStop Corp. - Cl. A *	1,206,870
	24,934	Macy's, Inc.	465,019
	248,167	Wendy's/Arby's Group, Inc.	1,082,008
			2,753,897
		TELECOMMUNICATIONS - 1.1%
	210,637	Qwest Communications International, Inc.	1,192,205

		TOTAL COMMON STOCK (Cost - $16,439,880)	16,489,478

		MUTUAL FUNDS - 72.0%
		DEBT FUNDS - 72.0%
	2,037,191	BlackRock GNMA Portfolio	21,471,992
	877,856	John Hancock Bond Fund	13,483,866
	1,784,786	Lord Abbett Investment Trust - Lord Abbett High Yield Fund	13,564,373
	4,016,085	RiverSource High Yield Bond Fund	10,843,429
	2,525,425	SEI Institutional Managed Trust - High Yield Bond Fund	18,082,042
		TOTAL MUTUAL FUNDS (Cost - $76,430,444)	77,445,702

		SHORT-TERM INVESTMENTS - 7.6%
	1,625,821	Dreyfus Government Cash
		Management - Institutional Class, 0.08% +	1,625,821
	1,625,821	Fidelity Institutional Government
		Portfolio - Class I, 0.08% +	1,625,821
	1,625,821	Goldman Sachs Financial Square Funds
		Government Fund - Institutional Class, 0.10% +	1,625,821
	1,625,821	JP Morgan U.S. Government
		Money Market Fund - Capital Class, 0.09% +	1,625,821
	1,628,516	Milestone Treasury Obligation
		Portfolio - Institutional Class, 0.01% +	1,628,516
		TOTAL SHORT-TERM INVESTMENTS (Cost - $8,131,800)	8,131,800

		TOTAL INVESTMENTS - 94.9% (Cost - $101,002,124) (a)	$ 102,066,980
		OTHER ASSETS LESS LIABILITIES - 5.1%	5,532,172
		NET ASSETS - 100.0%	$ 107,599,152

*	Non-income producing security.
+	Reflects yield at July 31, 2010.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $101,563,429 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

		Unrealized appreciation	$ 1,263,762
		Unrealized depreciation	(760,211)
		Net unrealized appreciation	$ 503,551

	Number of Contracts	FUTURES CONTRACTS	Unrealized Appreciation
	74	S&P E-Mini
		maturing September 2010 (Underlying Face Amount at Value $3,985,825)	$ 7,077
	23	US 5 Year Note
		maturing September 2010 (Underlying Face Amount at Value $2,757,844)	36,656
		TOTAL FUTURES CONTRACTS	$ 43,733

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2010

Assets:
Investments in Securities at Market Value (identified cost $101,002,124)	$ 102,066,980
Receivable for Securities Sold	5,468,825
Receivable for Fund Shares Sold	1,714
Dividends and Interest Receivable	322,278
Due from Broker - Variation Margin	35,898
Prepaid Expenses and Other Assets	10,101
Total Assets	107,905,796

Liabilities:
Payable for Fund Shares Redeemed	128,215
Accrued Advisory Fees	136,579
Accrued Custody Fees	5,630
Accrued Administration Fees	5,464
Accrued Fund Accounting Fees	4,271
Accrued Transfer Agent Fees	2,489
Other Accrued Expenses	23,996
Total Liabilities	306,644

Net Assets (Unlimited shares of no par value interest authorized;
11,527,592 shares of beneficial interest outstanding)	$ 107,599,152

Net Asset Value, Offering and Redemption Price Per Share
($107,599,152 / 11,527,592 shares of beneficial interest outstanding)	$ 9.33

Composition of Net Assets:
At July 31, 2010, Net Assets consisted of:
Paid-in-Capital	$ 114,601,482
Undistributed Net Investment Income	478,886
Accumulated Net Realized Loss on Investments and Futures Contracts	(8,589,805)
Net Unrealized Appreciation on:
Investments	1,064,856
Futures Contracts	43,733
Net Assets	$ 107,599,152

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2010

Investment Income:
Dividend Income	$ 2,781,496
Interest Income	41,816
Total Investment Income	2,823,312

Expenses:
Investment Advisory Fees	1,751,423
Administration Fees	109,409
Fund Accounting Fees	40,675
Transfer Agent Fees and Expenses	26,999
Custody Fees	20,999
Audit Fees	16,002
Chief Compliance Officer Fees	16,001
Registration & Filing Fees	14,002
Legal Fees	13,001
Printing Expenses	11,501
Trustees' Fees	7,000
Insurance Expense	6,501
Miscellaneous Expenses	500
Total Expenses	2,034,013

Net Investment Income	789,299

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(7,239,455)
Futures Contracts	3,548,287
Net Change in Unrealized Appreciation on:
Investments	173,735
Futures Contracts	32,061

Net Realized and Unrealized Loss on Investments	(3,485,372)

Net Decrease in Net Assets Resulting from Operations	$ (2,696,073)

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	July 31, 2010	July 31, 2009

Operations:
Net Investment Income (Loss)	$ 789,299	$ (445,594)
Net Realized Gain (Loss) on Investments and Futures Contracts	(3,691,168)	116,498
Net Change in Unrealized Appreciation on Investments
and Futures Contracts	205,796	902,793
Net Increase (Decrease) in Net Assets
Resulting From Operations	(2,696,073)	573,697

Distributions to Shareholders From:
Net Investment Income ($0.03 and $0.04 per share, respectively)	(310,413)	(561,447)
Net Realized Capital Gains ($0.00 and $0.00+ per share, respectively)	-	(2,558)
Total Distributions to Shareholders	(310,413)	(564,005)

Beneficial Interest Transactions:
Proceeds from Shares Issued (463,125 and 1,119,552
shares, respectively)	4,471,889	10,727,075
Distributions Reinvested (32,100 and 58,381 shares, respectively)	310,404	563,962
Cost of Shares Redeemed (1,566,594 and 1,780,034
shares, respectively)	(15,096,033)	(17,063,385)
Total Beneficial Interest Transactions	(10,313,740)	(5,772,348)

Decrease in Net Assets	(13,320,226)	(5,762,656)

Net Assets:
Beginning of Year	120,919,378	126,682,034
End of Year	$ 107,599,152	$ 120,919,378

Undistributed Net Investment Income at End of Year	$ 478,886	$ -
__________
+ Less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Year	Year		Year	Period
	Ended	Ended		Ended	Ended
	July 31, 2010	July 31, 2009		July 31, 2008	July 31, 2007*

Net Asset Value, Beginning of Year	$ 9.60	$ 9.60		$ 10.11	$ 10.00
Increase (Decrease) From Operations:
Net investment income (loss) (a)	0.06	(0.03)		0.13	0.28
Net gain (loss) from securities
(both realized and unrealized) (d)	(0.30)	0.07		0.09	(0.05)
Total from operations	(0.24)	0.04		0.22	0.23

Less Distributions:
From net investment income	(0.03)	(0.04)		(0.32)	(0.07)
From net realized gains on investments	-	(0.00)	(e)	(0.41)	(0.05)
Total Distributions	(0.03)	(0.04)		(0.73)	(0.12)

Net Asset Value, End of Year	$ 9.33	$ 9.60		$ 9.60	$ 10.11

Total Return (b)	(2.56)%	0.46%		1.88%	2.25%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 107,599	$ 120,919		$ 126,682	$ 113,689
Ratio to average net assets:
Expenses	1.74%	1.74%		1.74%	1.76%	(c)
Net investment income (loss)	0.68%	(0.36)%		1.29%	3.28%	(c)
Portfolio turnover rate	502%	1,465%		1,522%	0%
__________
*	Since October 2, 2006 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c) Annualized.
(d)

The amounts shown for the periods ended July 31, 2008 and 2007, for a share outstanding throughout the periods, do not accord with the aggregate net realized and unrealized gains on investments for each period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(e) Less than $.01 per share.

The accompanying notes are an integral part of these financial statements.

 Changing Parameters Fund

 NOTES TO FINANCIAL STATEMENTS

 July 31, 2010

1.

ORGANIZATION

Changing Parameters Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

 Changing Parameters Fund

 NOTES TO FINANCIAL STATEMENTS (Continued)

 July 31, 2010

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,489,478	$ -	$ -	$ 16,489,478
Mutual Funds	77,445,702	-	-	77,445,702
Short Term Investments	-	8,131,800	-	8,131,800
Total	$ 93,935,180	$ 8,131,800	$ -	$ 102,066,980
Liabilities
Derivative Instruments*	$ 43,733	$ -	$ -	$ 43,733

*Derivative Instruments include cumulative unrealized gain on futures contracts open at July 31, 2010.

 The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at year end are listed after the Fund’s portfolio of investments.

 Changing Parameters Fund

 NOTES TO FINANCIAL STATEMENTS (Continued)

 July 31, 2010

Fair Values of Derivative Instruments in the Fund as of July 31, 2010:

Balance Sheet

Asset Derivatives
Contract Type /
Primary Risk Exposure	Balance Sheet Location	Fair Value

Equity Contracts:	Variation Margin	$ 7,077
Interest Rate Contracts:	Variation Margin	$ 36,656

$ 43,733

The effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2010:

Statement of Operations

Contract Type / Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Contracts:	Net realized gain (loss) from security transactions, futures contracts and purchased options / Net change in unrealized appreciation (depreciation) from futures contracts	$ 995,461	$ 7,077

Interest Rate Contracts:	Net realized gain (loss) from security transactions, futures contracts/ Net change in unrealized appreciation (depreciation) from futures contracts	(3,794,976)	24,984

		$ (2,799,515)	$ 32,061

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

 Changing Parameters Fund

 NOTES TO FINANCIAL STATEMENTS (Continued)

 July 31, 2010

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Changing Parameters, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the year ended July 31, 2010, the Adviser earned advisory fees of $1,751,423.

The Fund has entered into separate servicing agreements with Gemini Fund Services (“GFS”), whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

 Changing Parameters Fund

 NOTES TO FINANCIAL STATEMENTS (Continued)

 July 31, 2010

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services. The Custody Fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.  For the year ended July 31, 2010, GFS collected $9,380 for providing such services.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended July 31, 2010, the Fund incurred expenses of $16,001 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended July 31, 2010, GemCom received $5,322 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  During the year ended July 31, 2010, no fees were accrued under the Plan.

Trustees – The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended July 31, 2010 amounted to $334,924,373 and $270,725,676, respectively.

 Changing Parameters Fund

 NOTES TO FINANCIAL STATEMENTS (Continued)

 July 31, 2010

5.

TAX INFORMATION

The tax character of fund distributions paid for the following years was as follows:

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales and mark-to-market adjustments for open Section 1256 contracts.

At July 31, 2010, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through July 31, 2017 of $3,003,252.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $4,981,515 of such capital losses.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events in preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Changing Parameters Fund

We have audited the accompanying statement of assets and liabilities of Changing Parameters Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of July 31, 2010, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period October 2, 2006 (commencement of operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Changing Parameters Fund as of July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the three-year period then ended and for the period October 2, 2006 through July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

                    BBD, LLP

Philadelphia, Pennsylvania

September 29, 2010

Changing Parameters Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Expenses Paid During the Period (2/1/10 to 7/31/10)
Actual	$1,000.00	$ 981.10	$8.55
Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 181 days, and divided by 365 (to reflect the number of days in the period).

Changing Parameters Fund

SUPPLEMENTAL INFORMATION

July 31, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

                                 Independent Trustees

Name, Address and Age	Position/ Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan Age: 65	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005).	55	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	55	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund
Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	55	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	55	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Changing Parameters Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

                                Interested Trustees and Officers

Name, Address and Age	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex * Overseen by Trustee	Other Directorships held by Trustee
Michael Miola** Age: 57	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	55	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since March 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since June 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (since 2008); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (since 2004).

			N/A	N/A
Lynn Bowley Age: 51	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony Hertl and Mark Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Messrs. Hertl and Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

       2010-$14,000

2009- $14,000

(b)

Audit-Related Fees

2010 - None

2009 - None

(c)

Tax Fees

2010 - $2,500

2009 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 – None

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

2009

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $2,500

2009 - $2,000

(h)

The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew B. Rogers, President

Date

10/4/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew B. Rogers, President

Date

10/4/10

By (Signature and Title)

/s/ Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

10/4/10